Capital and Reserves	12 Months Ended
Dec. 31, 2021
Capital and Reserves
Capital and Reserves
24.    Capital and Reserves
A.    Common stock and additional paid-in capital
Common stock
The Bank’s common stock is divided into four categories:
1)“Class A”; shares may only be issued to Latin American Central Banks or banks in which the state or other government agency is the majority shareholder.
2)“Class B”; shares may only be issued to banks or financial institutions.
3)“Class E”; shares may be issued to any person whether a natural person or a legal entity.
4)“Class F”; may only be issued to state entities and agencies of non-Latin American countries, including, among others, central banks and majority state-owned banks in those countries, and multilateral financial institutions either international or regional institutions.
The holders of “Class B” shares have the right to convert or exchange their “Class B” shares, at any time, and without restriction, for “Class E” shares, exchanging one share for another share.
The following table provides detailed information on the movement of the shares by class for each of the years ended December 31, 2021, 2020 and 2019:

(Share units)	“Class A”	“Class B”	“Class E”	“Class F”	Total
Authorized	40,000,000	40,000,000	100,000,000	100,000,000	280,000,000

Outstanding at January 1, 2019	6,342,189	2,245,226	30,951,135	—	39,538,550
Conversions	—	(62,799)	62,799	—	—
Repurchased common stock	—	(1)	1	—	—
Restricted stock issued – directors	—	—	57,000	—	57,000
Restricted stock units – vested	—	—	6,727	—	6,727
Outstanding at December 31, 2019	6,342,189	2,182,426	31,077,662	—	39,602,277

Conversions	—	(4,060)	4,060	—	—
Repurchased common stock	—	(1)	—	—	(1)
Restricted stock issued – directors	—	—	63,000	—	63,000
Restricted stock units – vested	—	—	12,664	—	12,664
Outstanding at December 31, 2020	6,342,189	2,178,365	31,157,386	—	39,677,940

Conversions	—	(89,290)	89,290	—	—
Repurchased common stock	—	—	(3,558,093)	—	(3,558,093)
Restricted stock issued – directors	—	—	63,000	—	63,000
Restricted stock units – vested	—	—	48,299	—	48,299
Outstanding at December 31, 2021	6,342,189	2,089,075	27,799,882	—	36,231,146
Additional paid-in capital
As of December 31, 2021, 2020 and 2019, additional paid-in capital consists of additional cash contributions to the common capital paid by shareholders.
B.    Treasury stock
The following table presents information regarding shares repurchased but not retired by the Bank and accordingly classified as treasury stock:

	“Class A”		“Class B”		“Class E”		Total
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Outstanding at January 1, 2019	318,140	10,708	689,367	18,711	1,433,781	31,657	2,441,288	61,076
Restricted stock issued - directors	—	—	—	—	(57,000)	(1,259)	(57,000)	(1,259)
Restricted stock units - vested	—	—	—	—	(6,727)	(148)	(6,727)	(148)
Outstanding at December 31, 2019	318,140	10,708	689,367	18,711	1,370,054	30,250	2,377,561	59,669

Restricted stock issued - directors	—	—	—	—	(63,000)	(1,391)	(63,000)	(1,391)
Restricted stock units - vested	—	—	—	—	(12,664)	(279)	(12,664)	(279)
Outstanding at December 31, 2020	318,140	10,708	689,367	18,711	1,294,390	28,580	2,301,897	57,999

Repurchase of common stock	—	—	—	—	3,558,093	60,079	3,558,093	60,079
Restricted stock issued - directors	—	—	—	—	(63,000)	(1,391)	(63,000)	(1,391)
Restricted stock units - vested	—	—	—	—	(48,299)	(888)	(48,299)	(888)
Outstanding at December 31, 2021	318,140	10,708	689,367	18,711	4,741,184	86,380	5,748,691	115,799

In May 2021, the Bank announced a $60 million common stock repurchase program which ended in December 2021. Through the program, the Bank repurchased a total of 3,558,093 Class E shares, representing approximately 10% of the total outstanding shares at a volume-weighted average price per share of $16.86.